RECLAMATION AND CLOSURE COST OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	$ 92.6	$ 124.1
Reclamation and closure costs paid	(8.8)	(1.2)
Unwinding of discount	2.7	2.4
Revisions to expected cash flows	16.0	(6.3)
Foreign exchange movement	4.5	(6.4)
Less: amounts reclassified as held for sale and sold		(20.0)
Ending Balance	107.0	92.6
Less: current portion of closure costs	(12.3)	(6.5)
Non-current portion of closure costs	94.7	86.1
Rainy River
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	53.6	63.4
Reclamation and closure costs paid	(0.2)	(0.3)
Unwinding of discount	1.1	1.5
Revisions to expected cash flows	9.7	(6.1)
Foreign exchange movement	2.8	(4.9)
Less: amounts reclassified as held for sale and sold		0.0
Ending Balance	67.0	53.6
Less: current portion of closure costs	(1.4)	0.0
Non-current portion of closure costs	65.6	53.6
New Afton
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	10.7	11.6
Reclamation and closure costs paid	0.0	0.0
Unwinding of discount	0.2	0.2
Revisions to expected cash flows	6.4	(0.3)
Foreign exchange movement	0.7	(0.8)
Less: amounts reclassified as held for sale and sold		0.0
Ending Balance	18.0	10.7
Less: current portion of closure costs	0.0	0.0
Non-current portion of closure costs	18.0	10.7
Mesquite [Member]
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	0.0	20.5
Reclamation and closure costs paid	0.0	0.0
Unwinding of discount	0.0	0.4
Revisions to expected cash flows	0.0	(0.9)
Foreign exchange movement	0.0	0.0
Less: amounts reclassified as held for sale and sold		(20.0)
Ending Balance	0.0	0.0
Less: current portion of closure costs	0.0	0.0
Non-current portion of closure costs	0.0	0.0
Cerro San Pedro
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	20.0	19.2
Reclamation and closure costs paid	(8.6)	(0.9)
Unwinding of discount	1.2	0.1
Revisions to expected cash flows	(0.6)	1.5
Foreign exchange movement	0.6	0.1
Less: amounts reclassified as held for sale and sold		0.0
Ending Balance	12.6	20.0
Less: current portion of closure costs	(10.9)	(6.5)
Non-current portion of closure costs	1.7	13.5
Blackwater
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	8.3	9.4
Reclamation and closure costs paid	0.0	0.0
Unwinding of discount	0.2	0.2
Revisions to expected cash flows	0.5	(0.5)
Foreign exchange movement	0.4	(0.8)
Less: amounts reclassified as held for sale and sold		0.0
Ending Balance	9.4	8.3
Less: current portion of closure costs	0.0	0.0
Non-current portion of closure costs	$ 9.4	$ 8.3